Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103
Tel: 215.963.5000
Fax: 215.963.5001

March 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               SEI Institutional Managed Trust Post-Effective Amendment Nos. 74 and 76 to Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 74 and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 76 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.  This filing is made for the purposes of: (1) designating an effective date; (2) responding to the Staff’s comments on Post-Effective Amendment No. 72; and (3) making other non-material changes.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact the undersigned at 215.963.5037 with your questions or comments.

Sincerely,

/s/ Timothy W. Levin
Timothy W. Levin, Esq.

cc: Ms. Julie Vossler